Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net income		$ 61,519	$ 52,452	$ 57,840
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		4,219	4,040	3,954
Amortization of right-of-use asset		6,383	6,138	5,989
Net gain on sale of other real estate owned		(216)	(347)	(1,316)
Writedown of other real estate owned		121	120	366
(Credit) Provision for loan losses		(5,450)	5,600	159
Deferred tax (benefit) expense		(238)	(1,067)	1,139
Net amortization of securities		3,955	3,883	2,971
Stock based compensation expense		0	15	5
Net gain on sale of bank premises and equipment		0	0	(3)
Net gain on securities transactions	[1]	0	(1,155)	0
(Increase) Decrease in taxes receivable		(148)	(1,243)	2,049
Decrease in interest receivable		932	884	426
(Decrease) Increase in interest payable		(311)	(985)	435
Increase in other assets		(10,247)	(2,625)	(4,013)
Decrease in operating lease liabilities		(6,652)	(6,317)	(6,093)
Increase (Decrease) in accrued expenses and other liabilities		1,498	2,764	(110)
Total adjustments		(6,154)	9,705	5,958
Net cash provided by operating activities		55,365	62,157	63,798
Cash flows from investing activities:
Proceeds from sales, paydowns and calls of securities available for sale		148,609	276,843	192,003
Purchases of securities available for sale		(139,962)	(145,339)	(262,754)
Proceeds from maturities of securities available for sale		9,162	10,007	10,052
Proceeds from calls and maturities of held to maturity securities		3,780	4,627	3,710
Purchases of Federal Reserve Bank and Federal Home Loan Bank stock		(98)	(380)	(230)
Proceeds from redemptions of Federal Reserve Bank stock		0	4,057	0
Net increase in loans		(194,677)	(183,320)	(193,283)
Proceeds from dispositions of other real estate owned		764	1,989	5,622
Proceeds from dispositions of bank premises and equipment		6	0	15
Purchases of bank premises and equipment		(2,840)	(3,830)	(3,894)
Net cash used in investing activities		(175,256)	(35,346)	(248,759)
Cash flows from financing activities:
Net increase in deposits		230,936	587,177	175,769
Net change in short-term borrowings		29,931	66,089	(13,227)
Proceeds from exercise of stock options and related tax benefits		260	0	185
Proceeds from sales of treasury stock		0	0	1,791
Cash used to settle fractional shares in the Reverse Stock Split		(200)	0	0
Purchases of treasury stock		(2,386)	(3,493)	(35)
Dividends paid		(26,279)	(26,331)	(26,385)
Net cash provided by (used in) financing activities		232,262	623,442	138,098
Net increase (decrease) in cash and cash equivalents		112,371	650,253	(46,863)
Cash and cash equivalents at beginning of period		1,107,099	456,846	503,709
Cash and cash equivalents at end of period		1,219,470	1,107,099	456,846
Cash paid during the year for:
Interest paid		7,885	25,693	35,886
Income taxes paid		20,493	18,185	16,806
Non cash investing and financing activities:
Transfer of loans to real estate owned		490	724	4,575
Change in dividends payable		158	214	(215)
Change in unrealized (loss) gain on securities available for sale - gross of deferred taxes		(9,715)	9,320	14,459
Change in deferred tax effect on unrealized (gain) loss on securities available for sale, net of reclassification adjustment		2,503	(2,420)	(3,757)
Amortization of net actuarial gain and prior service credit on pension and post retirement plans, gross of deferred taxes		(269)	(904)	(471)
Change in deferred tax effect of amortization of net actuarial gain and prior service credit on pension and post retirement plans		70	235	122
Change in overfunded portion of pension and post retirement benefit plans (ASC 715) - gross of deferred taxes		10,297	1,681	5,967
Deferred tax effect of change in overfunded portion of pension and post retirement benefit plans (ASC 715)		$ (2,675)	$ (437)	$ (1,550)

[1]	Not within the scope of ASC 606.